Share-based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of RSUs, Beginning Balance | shares	15,603
Number of RSUs, Granted | shares	798,360
Number of RSUs, Exercised | shares
Number of RSUs, Forfeited | shares
Number of RSUs, Vested | shares	(15,603)
Number of RSUs, Cancelled/Expired | shares
Number of RSUs, Ending Balance | shares	789,360
Number of RSUs, Exercisable Ending Balance | shares
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 23.28
Weighted Average Grant Date Fair Value, Granted | $ / shares	2.24
Weighted Average Grant Date Fair Value, Exercised | $ / shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Weighted Average Grant Date Fair Value, Vested | $ / shares	23.28
Weighted Average Grant Date Fair Value, Cancelled/Expired | $ / shares
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	2.24
Weighted Average Grant Date Fair Value, Exercisable Ending Balance | $ / shares